Investment in Notes from Associates - Schedule of Investments in Notes from Associates (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Aug. 05, 2025	Jul. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [Line Items]
Balance at beginning of period			$ 390,873
Conversion of Vedanta note to preferred shares			2,836
Gain/(loss) on investments in notes from associates			(3,628)	$ 13,131	$ (27,630)
Balance at end of period			326,290	390,873
Note receivable
Disclosure of associates [Line Items]
Balance at beginning of period			17,731	4,600
Conversion of Vedanta note to preferred shares	$ (2,836)		(2,836)
Gain/(loss) on investments in notes from associates			(3,628)
Changes in the fair value of the notes				13,131
Balance at end of period				$ 17,731	$ 4,600
Investment in notes from associates, current			11,417
Investment in notes from associates, non-current			0
Note receivable | Sonde
Disclosure of associates [Line Items]
Investment in Sonde convertible note		$ 150	$ 150